13. Advance to suppliers and third parties (Details Narrative) - BRL (R$) R$ in Thousands	Apr. 05, 2019	Apr. 03, 2019
Oceanair Linhas Aereas S.A. [Member]
AdvanceToSuppliersAndThirdPartiesLineItems [Line Items]
Loans granted	R$ 31,487
Elliott [Member]
AdvanceToSuppliersAndThirdPartiesLineItems [Line Items]
Granted an advance		R$ 161,228